Consolidated Statements of Changes In Shareholders’ Deficit - USD ($)		Ordinary Shares Class A	Ordinary Shares Class B	Subscription receivable	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income (loss)	Total
Balance at Jun. 30, 2022		$ 639		$ (639)	$ 11,149,482	$ (16,580,483)	$ 37,632	$ (5,393,369)
Balance (in Shares) at Jun. 30, 2022	[1]	159,645
Initial Public Offering		$ 921	$ 356	(1,277)
Initial Public Offering (in Shares)	[1]	230,392	88,899
Net loss						(1,080,016)		(1,080,016)
Foreign currency translation adjustment							458,742	458,742
Balance at Jun. 30, 2023		$ 1,560	$ 356	(1,916)	11,149,482	(17,660,499)	496,374	(6,014,643)
Balance (in Shares) at Jun. 30, 2023	[1]	390,037	88,899
Net loss						(1,202,916)		(1,202,916)
Foreign currency translation adjustment							16,660	16,660
Balance at Jun. 30, 2024		$ 1,560	$ 356	(1,916)	11,149,482	(18,863,415)	513,034	(7,200,899)
Balance (in Shares) at Jun. 30, 2024	[1]	390,037	88,899
Initial Public Offering		$ 316			12,965,934			12,966,250
Initial Public Offering (in Shares)	[1]	79,063
Offering costs					(2,669,374)			(2,669,374)
Shares issued for services		$ 150			7,349,850			7,350,000
Shares issued for services (in Shares)	[1]	37,500
Net loss						(10,440,259)		(10,440,259)
Foreign currency translation adjustment							(109,574)	(109,574)
Balance at Jun. 30, 2025		$ 2,026	$ 356	$ (1,916)	$ 28,795,892	$ (29,303,674)	$ 403,460	$ (103,856)
Balance (in Shares) at Jun. 30, 2025	[1]	506,600	88,899

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 16 and 20).